27. SHAREHOLDERS' EQUITY (Details 5) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shareholders Equity Details 5
Shares at the beginning of the period	13,468,001	62,501,001
Cancellation of treasury shares		(60,000,000)
Purchase of treasury shares			(59,247,400)
Sale of treasury shares	12,134,300	(12,134,300)	(1,935,296)
Shares at the end of the period	1,333,701	13,468,001	62,501,001